Share capital	12 Months Ended
Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Disclosure of issued capital [text block]
12	Share capital

a)	Common shares

The Company’s authorized share capital consists of unlimited common shares without par value. At December 31, 2018, the Company had 174,806,820 (December 31, 2017 – 173,573,572) shares issued and outstanding.

b)	Net loss per common share

Net loss per common share information in these consolidated financial statements is computed by dividing the net loss attributable to common shares by the weighted average number of common shares outstanding during the period. All share options and share purchase warrants outstanding at each period end have been excluded from the weighted average share calculation as they are anti-dilutive.

c)	Plan of arrangement

On May 9, 2017, the Company completed the spin-out of its Ann Mason Project and Lordsburg property into Mason Resources through the Arrangement under Section 288 of the BCBCA (Note 5). As part of the Arrangement, Entrée shareholders received Mason Common Shares by way of a share exchange, pursuant to which each existing share of Entrée was exchanged for one
“
new” share of Entrée and 0.45 of a Mason Common Share. Optionholders and warrantholders of Entrée received replacement options and warrants of Entrée and options and warrants of Mason Resources which were proportionate to, and reflective of the terms of, their existing options and warrants of Entrée.

d)	Private placement

In January 2017, the Company closed a non-brokered private placement in two tranches issuing a total of
18,529,484
units at a price of C$0.41 per unit for aggregate gross proceeds of C$7.6 million. Each unit consisted of one common share of the Company and one-half of one transferable common share purchase warrant (a
“
Warrant”). Each whole Warrant entitled the holder to acquire one additional common share of the Company at a price of C$0.65 per share (pre-Arrangement price) for a period of 5 years. No commissions or finders’ fees were paid in connection with the private placement. Pursuant to the Arrangement, on May 23, 2017 each Warrant was exchanged for one replacement Entrée Warrant and 0.45 of a Mason Resources transferable common share purchase warrant with the same attributes as the original Warrants. The exercise price of the replacement Entrée Warrants was adjusted based on the market value of the two companies after completion of the Arrangement resulting in a ratio between Entrée and Mason Resources of 85% and 15%, respectively.

e)	Share options

The Company provides share-based compensation to its directors, officers, employees, and consultants through grants of share options.

The Company has adopted a stock option plan (the “Plan”) to grant options to directors, officers, employees and consultants to acquire up to 10% of the issued and outstanding shares of the Company. Options granted can have a term of up to ten years and an exercise price typically not less than the Company's closing share price on the TSX on the last trading day before the date of grant. Vesting is determined at the discretion of the Board of Directors.

Under the Plan, an option holder may elect to transform an option, in whole or in part and, in lieu of receiving shares to which the terminated option relates (the “Designated Shares”), receive the number of shares, disregarding fractions, which, when multiplied by the weighted average trading price of the shares on the TSX during the five trading days immediately preceding the day of termination (the “Fair Value” per share) of the Designated Shares, has a total dollar value equal to the number of Designated Shares multiplied by the difference between the Fair Value and the exercise price per share of the Designated Shares.

The Company uses historical data to estimate option exercise, forfeiture and employee termination within the valuation model. The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected term of the share options. Since the Company has not paid and does not anticipate paying dividends on its common shares, the expected dividend yield is assumed to be zero. Companies are required to utilize an estimated forfeiture rate when calculating the expense for the reporting period. Based on the best estimate, management applied the estimated forfeiture rate of nil in determining the expense recorded in the accompanying Statements of Comprehensive Loss.

Share option transactions are summarized as follows:

	Number of share options (000’s)	Weighted average exercise price C$
Outstanding – December 31, 2016 *	12,010	0.48
Granted	1,900	0.52
Exercised	(1,899)	0.32
Cancelled	(1,646)	0.75
Forfeited/expired	(1,190)	1.20
Outstanding – December 31, 2017	9,175	0.38
Granted	2,290	0.55
Exercised	(1,233)	0.40
Cancelled	(1,522)	0.41
Outstanding – December 31, 2018	8,710	0.42

*The weighted average exercise price is before the exercise price adjustment applied pursuant to the Arrangement (Note
5
). The exercise prices were adjusted such that the aggregate
“
in the money” amounts for the outstanding options remained the same before and after the Arrangement.

At December 31, 2018, the following share options were outstanding:

Number of share options (000`s)	Vested (000`s)	Exercise price per share C$	Expiry date
960	960	0.18 – 0.36	Feb – Dec 2019
1,320	1,320	0.28 – 0.32	July – Dec 2020
2,240	2,240	0.33 – 0.36	Mar – Nov 2021
1,900	1,900	0.52 – 0.62	May – Oct 2022
2,290	2,265	0.55 – 0.63	Feb – Dec 2023
8,710	8,685

December 31, 2018
Weighted average exercise price for exercisable options	C$0.44
Weighted average share price for options exercised	C$0.60
Weighted average years to expiry for exercisable options	3.23

Pursuant to the Arrangement, on May 23, 2017 each outstanding option was exchanged for one replacement Entrée option with the same expiry date and 0.45 of a Mason Resources option. The exercise prices of the replacement Entrée options were adjusted based on the market value of the two companies after completion of the Arrangement.

For the year ended December 31, 2018, the total share-based compensation charges relating to 2,290,000 options granted to officers, employees, directors and consultants was $0.5 million (2017 - $0.6 million).

The weighted average fair value at date of grant for the options granted during the year ended December 31, 2018 was C$0.30 (2017 – C$0.24). The following weighted average assumptions were used for the Black-Scholes valuation of share options granted:

	2018	2017
Risk-free interest rate	1.91%	1.62%
Expected life of options (years)	4.7	4.6
Expected volatility	64%	72%
Expected dividend	0.00%	0.00%

f)	Share purchase warrants

At December 31, 2018, the following share purchase warrants were outstanding:

Number of share purchase warrants (000’s)	Exercise price per share C$	Expiry date
8,655	0.55	January 10, 2022
610	0.55	January 12, 2022

The share purchase warrants were all issued in 2017 and there has been no exercise or cancellation of these warrants as at December 31, 2018.

The
fair value per share purchase warrant was determined to be C$0.37 using the following weighted average assumptions using the Black-Scholes option pricing model:

Share price	C$0.55
Risk-free interest rate	1.01%
Expected dividend	0.00%
Expected life	5 years
Expected volatility	72%

g)	Bonus shares

In May 2017, the Company issued 100,000 common shares for no cash proceeds pursuant to a grant of employment inducement bonus shares.